                        MORGAN GRENFELL INVESTMENT TRUST
                              Institutional Funds

                         Supplement dated June 21, 1999 to
                      Statement of Additional Information
                              dated March 1, 1999

    THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS AND SAI.

                             TRUSTEES AND OFFICERS

    THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE SECTION TITLED "TRUSTEES AND OFFICERS" WITHIN THE STATEMENT OF ADDITIONAL INFORMATION.

                                       POSITIONS                              PRINCIPAL OCCUPATION
NAME AND ADDRESS                       WITH TRUST                             DURING PAST FIVE YEARS
-------------------------------------  -------------------------------------  -------------------------------------
Patrick W.W. Disney (1)(3)*            Senior Vice President and Trustee      Director, Morgan Grenfell Investment
20 Finsbury Circus                                                            Services Limited ("MGIS") (since
London EC2M 1NB                                                               1988)
ENGLAND
(age 42)

                                   APPENDIX C

                         PORTFOLIO MANAGER INFORMATION

    THE FOLLOWING PARAGRAPHS ARE HEREBY DELETED FROM THE SECTION TITLED "APPENDIX C -- PORTFOLIO MANAGER INFORMATION" WITHIN THE STATEMENT OF ADDITIONAL INFORMATION.

FUNDS                                                      PORTFOLIO MANAGERS
---------------------------------------------------------  ---------------------------------------------------------
Morgan Grenfell International Select Equity Fund           Patrick Disney
Morgan Grenfell Global Equity Fund                         Patrick Disney

PORTFOLIO MANAGER                      EXPERTISE                              PROFESSIONAL EXPERIENCE
-------------------------------------  -------------------------------------  -------------------------------------
Patrick Disney                         EAFE Markets                           Managing Director, MGIS (since 1988),
                                                                              Director, MGIS (1987-1988) EAFE Team
                                                                              (since 1981).

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                        MORGAN GRENFELL INVESTMENT TRUST

                         Supplement dated June 21, 1999 to
                      Statement of Additional Information
                              dated March 1, 1999

    THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS AND SAI.

                             TRUSTEES AND OFFICERS

    THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE SECTION TITLED "TRUSTEES AND OFFICERS" WITHIN THE STATEMENT OF ADDITIONAL INFORMATION.

                                       POSITIONS                              PRINCIPAL OCCUPATION
NAME AND ADDRESS                       WITH TRUST                             DURING PAST FIVE YEARS
-------------------------------------  -------------------------------------  -------------------------------------
Patrick W.W. Disney (1)(3)*            Senior Vice President and Trustee      Director, Morgan Grenfell Investment
20 Finsbury Circus                                                            Services Limited ('MGIS') (since
London EC2M 1NB                                                               1988).
ENGLAND
(age 42)

                     INVESTMENT ADVISORY AND OTHER SERVICES

PORTFOLIO MANAGEMENT

    Robert Guzman has joined the investment team for the Fixed Income Funds as a portfolio manager. Mr. Guzman has been in the investment advisory business since 1986 and has managed funds with Bankers Trust and the Union Bank of Switzerland.

    The following paragraph replaces in its entirety the third paragraph under "Investment Advisory and Other Services -- Portfolio Management" in the SAI.

    The Smaller Companies Fund and Microcap Fund are each managed by a team of three experienced portfolio managers, Audrey M.T. Jones, John P. Callaghan and Mary P. Dugan. Ms. Jones has served as a member of the Funds' portfolio management team since the Funds' inception. Mr. Callaghan joined the Funds' portfolio management team (and the Adviser) in June 1997 and, prior to such time, worked as a portfolio manager for Odyssey Partners and Weiss, Peck & Greer. Ms. Jones has been employed by the Adviser as a portfolio manager since 1986. Ms. Dugan joined the Funds' portfolio management team (and the Adviser) as a portfolio manager in June 1999 and, prior to such time, worked as a portfolio manager or analyst at Bankers Trust Company and Fred Alger Asset Management.

    David A. Baratta, formerly a portfolio manager and officer of the Funds (and the Adviser), has resigned.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.